Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property, Plant and Equipment, Net [Abstract]
Electronic equipment and vehicles	$ 163,704	$ 155,753
Less: accumulated depreciation	(59,535)	(46,854)
Property, plant and equipment, net	$ 104,169	$ 108,899